36. Financial instruments and risk management (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets [line items]
Total assets	R$ 704,839	R$ 871,478
Financial assets valued at fair value	704,839	871,478
Derivatives used for hedging purposes, assets	46,511	81,408
Securities	654,479	784,841
Total liabilities	4,405	11,618
Financial liabilities valued at fair value through profit or loss	4,405	11,618
Derivatives used for hedging purposes, liabilities	4,405	11,618
Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Total assets	658,328	790,070
Financial assets valued at fair value	658,328	790,070
Securities	658,328	790,070
Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Total assets	46,511	81,408
Financial assets valued at fair value	46,511	81,408
Derivatives used for hedging purposes, assets	46,511	81,408
Total liabilities	4,405	11,618
Financial liabilities valued at fair value through profit or loss	4,405	11,618
Derivatives used for hedging purposes, liabilities	R$ 4,405	R$ 11,618